EQUITY	12 Months Ended
Dec. 31, 2024
Share Capital, Reserves And Other Equity Interest [Abstract]
EQUITY	NOTE 11: EQUITY 11.1 Share details
Share capital
On April 28, 2023, ArcelorMittal cancelled 25 million treasury shares to keep the number of treasury shares within appropriate levels. This cancellation took into account the shares already purchased under the 60,431,380 share buyback program (see
below). Following this cancellation, the aggregate number of shares issued and fully paid up and share capital decreased
from 877,809,772 and 312 as of December 31, 2022 to
852,809,772 and 303 as of December 31, 2023, respectively.
Share capital remained unchanged at December 31, 2024.
The Company’s shares consist of the following:

	December 31, 2022	Movement in year	December 31, 2023	Movement in year	December 31, 2024
Issued shares	877,809,772	(25,000,000)	852,809,772	—	852,809,772
Treasury shares	(72,471,843)	38,933,827	(33,538,016)	(50,725,134)	(84,263,150)
Total outstanding shares	805,337,929	13,933,827	819,271,756	(50,725,134)	768,546,622
The number of issued shares was 877,809,772 at December 31,
2022 and  852,809,772 at December 31, 2023 and 2024.
Authorized shares
Following the cancellation of treasury shares on April 28, 2023, authorized share capital decreased from 404 represented by
1,136,418,599 ordinary shares without nominal value as of
December 31, 2022 to 395 represented by 1,111,418,599
ordinary shares without nominal value as of December 31, 2023 and remained unchanged at December 31, 2024.
Share buyback
On April 25, 2022, ArcelorMittal completed its 1,000 share
buyback program announced on February 11, 2022 under the
authorization given by the annual general meeting of
shareholders of June 8, 2021 and repurchased 31.8 million
shares for a total value of €911 million (equivalent to 1000) at an approximate average price per share of €28.68 ($31.49).
On June 8, 2022, ArcelorMittal completed a second share
buyback program in the amount of 1,000 under the authorization given by the annual general meeting of shareholders of May 4,
2022, bringing the total 2022 buybacks announced so far to
2,000. ArcelorMittal repurchased 33.3 million shares for a total value of €943 million (equivalent to 1,000) at an approximate average price per share of €28.26 ($29.99).
On July 29, 2022, the Company announced a third share
buyback program of 60.4 million shares (approximately 1.4
billion based on share price as of July 26, 2022) to be
completed by the end of May 2023 (subject to market
conditions) under the authorization given by the annual general meeting of shareholders of May 4, 2022. The Significant
Shareholder has decided not to participate in the program
consistent with the position announced on February 25, 2022.
On March 31, 2023, ArcelorMittal completed the share buyback program. The total repurchase value was €1,456 million (1,492)
at an approximate average price per share of €24.10 ($24.68).
On May 5, 2023, ArcelorMittal announced the commencement
of a new buyback program of up to 85 million shares under the authorization given by the annual general meeting of
shareholders of May 2, 2023, to be completed by May 2025.
The actual amount of shares that will be repurchased pursuant to this new program will depend on the level of post-dividend free cash flow ("FCF") (calculated as net cash provided by
operating activities less purchases of property, plant and
equipment and intangibles less dividends paid to non-controlling shareholders) generated over the period (the Company’s
defined policy is to return a minimum of 50% of post-dividend annual FCF), the continued authorization by shareholders, and market conditions. At market closure on December 31, 2024,
ArcelorMittal had repurchased 78.2 million shares for a total value of €1,802 million (1,952) at an average price per share of
€23.03 ($24.96).
The shares acquired under the different programs are intended to reduce ArcelorMittal’s share capital, and/or to meet
ArcelorMittal’s obligations arising from employee share
programs.
Treasury shares
ArcelorMittal held, indirectly and directly, 84.3 million and 33.5 million treasury shares as of December 31, 2024 and
December 31, 2023, respectively.
11.2    Equity instruments and hybrid instruments
Mandatory convertible bonds
The Company issued through Hera Ermac, a wholly-owned
subsidiary, 1,000 corresponding to 666,666 unsecured and
unsubordinated bonds mandatorily convertible into preferred
shares of such subsidiary ("MCBs"). The bonds were placed
privately with a Luxembourg affiliate of Crédit Agricole and are not listed. The Company has the option (fair value was nil as of
December 31, 2024 and 2023) to call the mandatory convertible bonds until 10 business days before the maturity date. Hera
Ermac invested the proceeds of the bonds issuance and an
equity contribution by the Company in notes issued by
subsidiaries of the Company and linked to the value of China
Oriental. The conversion date of the mandatory convertible
bonds was extended from time to time. The Company
determined that the MCBs are a hybrid instrument including an equity component recognized as non-controlling interests and a liability component for interest payments.
On March 14, 2023, the Company early repaid 226,666 out of
the 666,666 MCBs for a total cash consideration of 340.
Following the early partial repayment, the Company allocated the cash consideration to the liability component (25) and equity component (315) of the instrument, which resulted in 291
decrease in non-controlling interests and 24 decrease in
retained earnings consistent with the original allocation using the net present value of the future interest payments at the date of early redemption.
On December 21, 2023, the Company signed an agreement for
an extension of the conversion date of the mandatory
convertible bonds from January 31, 2024 to January 30, 2026.
The other main features of the mandatory convertible bonds
remained unchanged. The Company determined that this
transaction led to the extinguishment of the existing compound instrument and the recognition of a new compound instrument
including non-controlling interests for 547 and other liabilities for
113. The derecognition of the previous instrument and the
recognition at fair value of the new instrument resulted in 66 expense included in financing costs-net in the consolidated
statement of operations and 32 decrease in non-controlling
interests.
Mandatorily convertible subordinated notes
On May 18, 2020, the Company completed an offering of
mandatorily convertible subordinated notes (“MCNs”) due May
18, 2023 for 1,250. The MCNs had a three-year maturity, were issued at 100% of the principal amount and were mandatorily
converted into common shares of the Company upon maturity
unless converted earlier at the option of the holders or
ArcelorMittal during the conversion period or upon occurrence of certain defined events. On May 19, 2023, upon mandatory
conversion of the 24,290,025 remaining outstanding MCNs,
ArcelorMittal delivered a total of 57,057,991 treasury shares (of which 9,396,120 to the Significant Shareholder) with a carrying amount of 1,534. The Company determined that the MCNs are
a hybrid instrument including an equity component and a liability component for interest payments . Following the mandatory
conversion, it derecognized the 509 equity component
presented separately in the statements of changes in equity and recognized a 1,025 (794 net of tax) decrease in additional paid-
in capital.
11.3    Earnings per common share
Basic earnings per common share is computed by dividing net
income by the weighted average number of common shares
outstanding during the year. Diluted earnings per share is
computed by dividing income available to equity holders by the weighted average number of common shares plus potential
common shares from share unit plans whenever the conversion
results in a dilutive effect.
The following table provides the numerators and a reconciliation of the denominators used in calculating basic and diluted earnings per common share for the years ended December 31, 2024, 2023 and 2022.

	Year ended December 31,
	2024	2023	2022
Net income attributable to equity holders of the parent	1,339	919	9,302
Weighted average common shares outstanding (in millions) for the purposes of basic earnings per share	788	842	911
Incremental shares from assumed conversion of restricted share units and performance share units (in millions)	3	3	3
Weighted average common shares outstanding (in millions) for the purposes of diluted earnings per share	791	845	914
11.4    Dividends
Calculations to determine the amounts available for dividends are based on ArcelorMittal’s separate financial statements
(“ArcelorMittal S.A.”) which are prepared in accordance with
IFRS, as endorsed by the European Union. ArcelorMittal S.A.
has no significant manufacturing operations of its own and
generates its profit mostly from financing activities and the management fees/industrial franchise agreements with Group
companies. Accordingly, it can only pay dividends or
distributions to the extent it is entitled to receive cash dividend distributions from its subsidiaries’ recognized gains, profit generated by its own activities, from the sale of its assets or share premiums from the issuance of common shares.
Dividends are declared in U.S. dollar and are payable in either
U.S. dollar or in euros.

Description	Approved by	Dividend per share (in $)	Payout date	Total (in millions of $)
Dividend for financial year 2021	Annual general shareholders’ meeting on May 4, 2022	0.38	June 10, 2022	332
Dividend for financial year 2022	Annual general shareholders’ meeting on May 2, 2023	0.44	June 15, 2023 and December 7, 2023	369
Dividend for financial year 2023	Annual general shareholders’ meeting on April 30, 2024	0.50	June 12, 2024 and December 4, 2024	393
On April 30, 2024 at the annual general meeting of
shareholders, the shareholders approved the Company’s
dividend of $0.50 per share. The dividend amounted to 393 and payment includes two installments; the first installment of 200 was paid on June 12, 2024 and the second one of 193 was
settled on December 4, 2024.
In February 2025, the Board of Directors recommended the
base annual dividend of $0.55 per share, to be paid in two equal installments in June and December 2025, subject to the
approval of shareholders at the annual general meeting of
shareholders in May 2025.
11.5    Non-controlling interests11.5.1 Non-wholly owned subsidiaries that have material non-controlling interests
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022.

Name of Subsidiary	Country of incorporation and operation	% of non- controlling interests and non- controlling voting rights at December 31, 2024	% of non- controlling interests and non- controlling voting rights at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2024	Non- controlling interests at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023	Non- controlling interests at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022
AMSA	South Africa	30.78%	30.78%	(98)	19	(67)	115	55
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	8	111	3	115	5
AMKR	Ukraine	4.87%	4.87%	(11)	41	(15)	55	(68)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	56	186	55	225	60
Hera Ermac[2]	Luxembourg	—	—	—	532	—	532	—
AMMC	Canada	15.00%	15.00%	109	543	149	561	183
Finocas[5]	Belgium	50.00%	50.00%	2	297	1	135	—
Arceo	Belgium	62.86%	62.86%	5	143	3	150	1
AML[3]	Liberia	15.00%	15.00%	(18)	(156)	(11)	(169)	—
ArcelorMittal Texas HBI[4]	USA	20.00%	20.00%	(17)	199	(8)	216	(9)
Other				5	148	(7)	172	9
Total				41	2,063	103	2,107	236
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 30, 2026
(see note 11.2).
3.AML is incorporated in Cyprus. On December 17, 2024, December 21, 2023 and December 20, 2022, ArcelorMittal fully settled 200, 100 and 300 capital increases, respectively, in ArcelorMittal Liberia Ltd including 30, 15 and 45, respectively, on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).
5.ArcelorMittal holds a 50% controlling interest in Finocas NV ("FInocas"). ArcelorMittal controls Finocas on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. As from January 1, 2051, the Flemish Region has the right to acquire the 50% interest held in Finocas by the Company at a price equivalent to the fair market value of the shares on that date as determined by an independent expert if a capital decrease requested by any of the shareholders is not approved by the general meeting of shareholders.
The tables below provide summarized statements of financial position for the above-mentioned subsidiaries as of December 31, 2024 and 2023 and summarized statements of operations and summarized statements of cash flows for the years ended December 31,
2024, 2023 and 2022.

	December 31, 2024
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	858	337	576	246	199	1,517	199	253	390	404
Non-current assets	426	117	1,157	183	990	3,252	32	1,518	205	713
Total assets	1,284	454	1,733	429	1,189	4,769	231	1,771	595	1,117
Current liabilities	812	273	872	87	55	499	—	1,143	2	97
Non-current liabilities	410	20	176	14	175	479	—	1,500	—	24
Net assets	62	161	685	328	959	3,791	231	(872)	593	996

	December 31, 2024
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,104	530	1,606	818	—	2,921	—	188	8	599
Net (loss) income	(317)	12	(221)	122	62	710	8	(118)	4	(88)
Total comprehensive income (loss)	(317)	9	(209)	118	62	720	8	(118)	4	(85)

	December 31, 2024
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	19	20	150	126	37	1,055	6	16	5	87
Net cash provided by / (used in) investing activities	(64)	(16)	(102)	(7)	(36)	(81)	(1)	(579)	(350)	(19)
Net cash provided by / (used in) financing activities	35	(9)	(49)	(117)	(1)	(872)	(6)	560	344	—
Impact of currency movements on cash	(1)	(2)	(1)	(4)	—	—	(6)	—	1	—
Cash and cash equivalents:
At the beginning of the year / at acquisition date	134	77	14	14	7	112	95	5	—	1
At the end of the year	123	70	12	12	7	214	88	2	—	69
Dividend to non-controlling interests	—	(7)	—	(49)	—	(128)	(3)	—	—	—

	December 31, 2023
Summarized statements of financial position	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Current assets	1,058	318	561	293	166	1,860	205	186	52	361
Non-current assets	464	113	1,230	232	990	3,108	39	919	218	812
Total assets	1,522	431	1,791	525	1,156	4,968	244	1,105	270	1,173
Current liabilities	876	251	638	94	58	530	—	546	3	68
Non-current liabilities	273	17	168	15	200	504	—	1,512	—	25
Net assets	373	163	985	416	898	3,934	244	(953)	267	1,080

	December 31, 2023
Summarized statements of operations	AMSA	Sonasi d	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,256	471	1,144	915	—	3,216	—	248	—	732
Net income (loss)	(217)	4	(328)	128	(51)	943	5	(85)	2	(40)
Total comprehensive income (loss)	(216)	13	(336)	127	(51)	935	5	(85)	2	(43)

	December 31, 2023
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	52	16	49	209	33	997	10	90	1	125
Net cash provided by / (used in) investing activities	(93)	(20)	(112)	(66)	509	(553)	(7)	(314)	(1)	(122)
Net cash provided by / (used in) financing activities	27	(13)	52	(148)	(535)	(538)	(3)	225	—	(6)
Impact of currency movements on cash	(9)	5	(1)	1	—	—	2	—	—	—
Cash and cash equivalents:
At the beginning of the year	157	89	26	18	—	206	93	4	—	4
At the end of the year	134	77	14	14	7	112	95	5	—	1
Dividend to non-controlling interests	—	(4)	—	(62)	—	(79)	(2)	—	—	(1)

	December 31, 2022
Summarized statements of operations	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Revenue	2,516	471	1,435	1,032	—	3,467	—	303	—	462
Net income (loss)	177	9	(1,429)	141	(55)	1,171	2	4	—	(43)
Total comprehensive income (loss)	178	15	(1,386)	140	(55)	1,273	2	4	—	(43)

	December 31, 2022
Summarized statements of cash flows	AMSA	Sonasid	AMKR	BBA	Hera Ermac	AMMC	Arceo	AML	Finocas	ArcelorMittal Texas HBI
Net cash provided by / (used in) operating activities	22	30	77	202	17	1,159	6	154	—	125
Net cash provided by / (used in) investing activities	(69)	(14)	(73)	(59)	(11)	432	6	(452)	(39)	(133)
Net cash provided by / (used in) financing activities	5	(15)	(20)	(156)	(6)	(1,601)	(3)	300	39	—
Impact of currency movements on cash	(4)	(11)	(6)	—	—	—	(5)	—	—	—
Cash and cash equivalents:
At the beginning of the year	203	99	48	31	—	216	89	2	—	12
At the end of the year	157	89	26	18	—	206	93	4	—	4
Dividend to non-controlling interests	—	(10)	—	(71)	—	(237)	(2)	—	—	—
11.5.2 Transactions with non-controlling interests
Acquisitions of non-controlling interests, which do not result in a change of control, are accounted for as transactions with
owners in their capacity as owners and therefore no goodwill is recognized as a result of such transactions. In such
circumstances, the carrying amounts of the controlling and non-
controlling interests are adjusted to reflect the changes in their relative interests in the subsidiary. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity and attributed to the owners of the parent.
Transactions with non-controlling interests also include the mandatory convertible bonds (see note 11.2).
Following the subscription by the Flemish region and
ArcelorMittal on May 30, 2024 and December 9, 2024 of two
capital increases in Finocas, non-controlling interests increased by 172.
Put option liabilities
On March 30, 2022 Votorantim S.A. exercised the put option
right it has under its shareholders’ agreement with the Company with respect to its 2.9% preferred share interest in ArcelorMittal
Brasil following the acquisition of Votorantim S.A.'s long steel business in Brazil in 2018, which was subsequently renamed
ArcelorMittal Sul Fluminense ("AMSF"). The exercise price of the put option is calculated pursuant to an agreed formula in the shareholders’ agreement which applies a 6 times multiple of
ArcelorMittal Brasil Longs Business EBITDA in the four
immediately preceding calendar quarters from the date of the put option exercise (subject to certain adjustments, such as the exclusion of any unusual, infrequent or abnormal events) less an assumed net debt of BRL 6.2 billion times 15%. The
Company determined that it has a present ownership interest in the preferred shares subject to the put option. Accordingly, it recognized at acquisition date of AMSF a 328 financial liability at amortized cost and measured at the present value of the
redemption amount. As of December 31, 2022, the Company
calculated the put option exercise price in the amount of
BRL1.0 billion (179). Votorantim S.A. has indicated that it does not agree with ArcelorMittal Brasil’s calculation of the exercise price and filed a request for arbitration on September 28, 2022.
The definition of the final put option exercise price will be subject to the arbitration procedure. In January 2023, ArcelorMittal
Brasil settled the undisputed amount it accepts as the value of the put option for 179 (see note 9.3).
On June 3, 2021, following an amendment to the shareholders'
agreement signed between the Company and non-controlling
interests in NSI, an entity in which ArcelorMittal holds a 50%
controlling stake and which holds a 64.86% interest in Sonasid in Morocco, the Company granted to such non-controlling
interests a put option to buy the totality of their shares in NSI exercisable by its holders during the periods between December
5, 2027 to December 4, 2029 and December 5, 2032 to
December 4, 2034. The carrying amount of the financial liability at amortized cost was 114 and 116 as of December 31, 2024
and 2023, respectively, and is measured at the present value of the redemption amount (see note 9.2).
In conjunction with the acquisition of an 80% interest in
ArcelorMittal Texas HBI on June 30, 2022, ArcelorMittal granted to voestalpine a put option exercisable at the end of the fifth, tenth and fifteenth year subsequently to the acquisition date.
The carrying amount of the financial liability at amortized cost was 176 and 158 as of December 31, 2024 and 2023,
respectively and is measured at the present value of the
redemption amount of the written put option based on the lower of equity value increased by an annual contractual return and fair value (see notes 2.2.4 and 9.2).